Schedule of issuances of warrant derivatives and changes in fair value inputs (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Warrants
Balances at beginning of period
Warrant derivatives	3,134,778
Changes in fair value inputs and assumptions reflected in income	(66,754)
Exercise of warrants	(3,068,024)
Balances at end of period